Restricted Cash (Details)	Dec. 31, 2021
Restricted Cash (Details) [Line Items]
Percentage of cash deposit	50.00%
Minimum [Member]
Restricted Cash (Details) [Line Items]
Percentage of cash deposit	10.00%
Maximum [Member]
Restricted Cash (Details) [Line Items]
Percentage of cash deposit	20.00%